Clearwater Tax-Exempt Bond Fund

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011

The date of this Supplement is June 1, 2011.

On May 14, 2011, a special meeting of shareholders of the Clearwater Investment Trust was held where the following proposals were approved by the shareholders:

(1)	the election of members of the Board of Trustees;
(2)	the approval of a new subadvisory agreement with Fiduciary Counselling, Inc.; and
(3)	the approval of an amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee

In addition, Clearwater Management Company, the Trust's investment adviser, has approved changes to the voluntary management fee waivers for Clearwater International Fund and Clearwater Small Cap Fund.

The election of members of the Board of Trustees is effective May 14, 2011. The new subadvisory agreement with Fiduciary Counselling, Inc., the amendment to the advisory agreement for the Clearwater Growth Fund to increase the management fee, and the changes to voluntary fee waivers are effective June 1, 2011.

Accordingly, the Prospectus is amended as follows.

4.	The fourth paragraph under the section titled "SUMMARY SECTION – Clearwater Tax-Exempt Bond Fund – Principal Investment Strategies" on page 8 of the Prospectus is deleted and replaced with the following:

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Fiduciary Counselling, Inc. ("FCI") and Sit Fixed Income Advisers II, LLC ("Sit"). Sit provides day-to-day management for the Fund. FCI acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.